Revenue - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue	$ 3,007	$ 1,579
Current deferred revenue balance	2,287
Revenue recognized for performance obligation satisfied	$ 2,003	1,214
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Disaggregation of Revenue [Line Items]
Expected timing of satisfaction of performance obligation	12 months
Prototype sales
Disaggregation of Revenue [Line Items]
Revenue	$ 1,004	$ 365